Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Intangible Assets, Net [Abstract]
Software	$ 521,833	$ 517,871
Less: accumulated amortization	(483,650)	(429,552)
Intangible asset, net	$ 38,183	$ 88,319